Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Non-operating Expenses
Foreign exchange losses	$ 3	$ 253
Financial charges	2	2
Interest expense	361	52
Other	6	6
Total non-operating expenses	$ 372	$ 313